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LAWRENCE A. SAMPLATSKY
ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103-1106
TELEPHONE: (860) 466 - 3833
FACSIMILE: (860) 466 - 1778

VIA EDGAR

May 5, 2008

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, N. E.
Washington, D.C. 20549


Re: Lincoln Life Flexible Premium Variable Life Account R
     (the "Separate Account")
    The Lincoln National Life Insurance Company ("Lincoln")
    File No. 333-125991; 811- 08579; CIK: 0001051932
    Rule 497(j) Filing; Form N-6

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of Prospectus and the Statement of Additional Information for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent post-effective amendment filed electronically on April 16, 2008.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel